Key Management Compensation (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and short-term employee benefits	$ 2,286	$ 1,873
DSUs	145	165
Stock options	598	561
RSUs	601	533
PSUs	30
Total	$ 3,660	$ 3,132